Fair values of financial assets and financial liabilities - Hierarchy (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Deposits and other borrowings
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	$ 47,328	$ 47,614
Other financial liabilities
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	19,320	11,970
Debt issues
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	5,678	3,772
Cumulative increase (decrease) in fair value of financial liabilities	(58)	(45)
Recurring
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	176,281	125,763
Financial liabilities measured at fair value	102,556	87,058
Recurring | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	46,878	47,220
Recurring | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	19,319	11,969
Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	30,974	24,647
Recurring | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	5,385	3,222
Recurring | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	49,228	30,507
Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	24,109	21,343
Recurring | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	102,719	73,894
Recurring | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	225	19
Recurring | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	29,652	10,115
Financial liabilities measured at fair value	905	1,742
Recurring | Level 1 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	891	1,714
Recurring | Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	14	28
Recurring | Level 1 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	15,522	4,468
Recurring | Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	13	27
Recurring | Level 1 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	14,117	5,620
Recurring | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	146,154	115,139
Financial liabilities measured at fair value	101,646	85,301
Recurring | Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	46,878	47,220
Recurring | Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	18,428	10,255
Recurring | Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	30,955	24,604
Recurring | Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	5,385	3,222
Recurring | Level 2 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	33,700	26,012
Recurring | Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	24,089	21,290
Recurring | Level 2 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	88,155	67,833
Recurring | Level 2 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	210	4
Recurring | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	475	509
Financial liabilities measured at fair value	5	15
Recurring | Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	5	15
Recurring | Level 3 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	6	27
Recurring | Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	7	26
Recurring | Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	447	441
Recurring | Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	15	15
Parent Entity | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	45,603	45,331
Parent Entity | Other financial liabilities
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	19,320	11,929
Parent Entity | Debt issues
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	2,226	2,392
Cumulative increase (decrease) in fair value of financial liabilities	(58)	(45)
Parent Entity | Recurring
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	167,725	117,650
Financial liabilities measured at fair value	97,586	85,201
Parent Entity | Recurring | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	45,167	44,973
Parent Entity | Recurring | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	19,319	11,927
Parent Entity | Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	30,795	24,574
Parent Entity | Recurring | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	1,961	1,852
Parent Entity | Recurring | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	344	1,875
Parent Entity | Recurring | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	47,014	27,987
Parent Entity | Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	23,902	21,038
Parent Entity | Recurring | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	95,554	67,459
Parent Entity | Recurring | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	211	7
Parent Entity | Recurring | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	1,044	1,159
Parent Entity | Recurring | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	26,270	7,912
Financial liabilities measured at fair value	905	1,742
Parent Entity | Recurring | Level 1 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	891	1,714
Parent Entity | Recurring | Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	14	28
Parent Entity | Recurring | Level 1 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	15,091	4,395
Parent Entity | Recurring | Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	13	27
Parent Entity | Recurring | Level 1 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	11,166	3,490
Parent Entity | Recurring | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	141,237	109,481
Financial liabilities measured at fair value	96,676	83,444
Parent Entity | Recurring | Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	45,167	44,973
Parent Entity | Recurring | Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	18,428	10,213
Parent Entity | Recurring | Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	30,776	24,531
Parent Entity | Recurring | Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	1,961	1,852
Parent Entity | Recurring | Level 2 | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	344	1,875
Parent Entity | Recurring | Level 2 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	31,918	23,566
Parent Entity | Recurring | Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	23,883	20,985
Parent Entity | Recurring | Level 2 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	84,182	63,767
Parent Entity | Recurring | Level 2 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	210	4
Parent Entity | Recurring | Level 2 | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	1,044	1,159
Parent Entity | Recurring | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	218	257
Financial liabilities measured at fair value	5	15
Parent Entity | Recurring | Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	5	15
Parent Entity | Recurring | Level 3 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	5	26
Parent Entity | Recurring | Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	6	26
Parent Entity | Recurring | Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	206	202
Parent Entity | Recurring | Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	$ 1	$ 3